EXPLANATORY NOTE

The sole purpose of this filing is to file revised risk/return summary information for the New Covenant Balanced Growth Fund and New Covenant Balanced Income Fund, as electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022399), in interactive data format.